Charges Related to Business Realignment (Tables)	12 Months Ended
Jun. 30, 2013
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Related Costs
Business realignment charges by business segment are as follows:

	2013	2012	2011
Industrial	$11,315	$13,066	$15,427
Aerospace	—	—	1,024
Climate & Industrial Controls	919	1,255	—
Work force reductions by business segment are as follows:

	2013	2012	2011
Industrial	644	496	466
Aerospace	—	—	49
Climate & Industrial Controls	81	25	—
The business realignment charges are presented in the Consolidated Statement of Income as follows:

	2013	2012	2011
Cost of sales	$8,354	$12,669	$15,276
Selling, general and administrative expenses	3,880	1,020	1,175
Other (income) expense, net	1,918	632	—